Income Tax Expense	6 Months Ended
Oct. 31, 2023
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
11.	INCOME TAX EXPENSE

	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Hong Kong Profits Tax
- Current tax	3,282	3,207	4,630	1,393
- (Over) underprovision in prior years	(3)	(36)	(5)	704
Deferred tax (note 25)	(106)	(141)	(140)	(106)
	3,173	3,030	4,485	1,991

Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity is taxed at 8.25%, and profits above HK$2 million is taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime continue to be taxed at a flat rate of 16.5%.

Singapore CIT is calculated at 17.0% on the estimated assessable profit. No provision for taxation in Singapore has been made as the relevant group entities have no assessable profits during the years ended April 30, 2021, 2022 and 2023 and six months ended October 31, 2023.

The Company’s subsidiaries established in Canada is subject to Federal and Ontario provincial income taxes at an aggregate rate of 33%. Since the acquisition of AMTD Assets in February 2023, no provision for taxation in Canada has been made as the relevant group entities have no assessable profits.

The income tax expense for the year/period can be reconciled to the profit before tax per the consolidated statements of profit or loss and other comprehensive income as follows:

	Year ended April 30,			Six months ended October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Profit before tax	25,307	28,870	45,298	32,777
Tax at the domestic income tax rate of 16.5%	4,176	4,764	7,474	5,408
Tax effect of income not taxable for tax purpose	(2,156)	(3,168)	(3,070)	(5,325)
Tax effect of expenses not deductible for tax purpose	968	1,010	51	58
Tax effect of share of losses of joint ventures	—	—	66	220
Tax effect of tax losses not recognized	202	457	289	931
Utilization of tax losses previously not recognized	—	—	(298)	—
(Over) underprovision in prior years	(3)	(36)	(5)	704
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9)	3	(20)	(5)
Others	(5)	—	(2)	—
Income tax expense for the year/period	3,173	3,030	4,485	1,991

The Group has unused tax losses of US$1,860, US$1,806, US$60,865 and US$66,507 at April 30, 2021, 2022 and 2023 and October 31, 2023, available for offset against future profits, respectively. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams. The tax losses may be carried forward indefinitely.